CONCENTRATION OF CREDIT RISK (Details) (Customer Concentration Risk [Member])	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2012 Sales [Member]	Sep. 30, 2011 Sales [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Sep. 30, 2012 Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	87.00%	90.00%	89.00%	80.00%
Number of customers	5	5	3	2